TAXATION (Details)	9 Months Ended	12 Months Ended					24 Months Ended	120 Months Ended
	Sep. 30, 2015 CNY (¥)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2014	Dec. 31, 2010
Taxation
Applicable tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%
Deferred tax liability provided on the outside basis difference from undistributed earnings | ¥	¥ 0
Hong Kong Profits Tax
Taxation
Applicable tax rate (as a percent)	16.50%
Taiwan Enterprise Income Tax
Taxation
Applicable tax rate (as a percent)	17.00%
PRC Corporate Income Tax
Taxation
Applicable tax rate (as a percent)	25.00%
Withholding tax rate of FIT in Mainland China on dividends payable to company in Hong Kong	5.00%
PRC Corporate Income Tax | Western region of China
Taxation
Applicable tax rate (as a percent)					15.00%			15.00%
PRC Corporate Income Tax | Western region of China | Chengdu Ctrip
Taxation
Applicable tax rate (as a percent)					15.00%	15.00%
Applicable tax rate approved (as a percent)							15.00%
PRC Corporate Income Tax | Western region of China | Chengdu Ctrip International
Taxation
Applicable tax rate (as a percent)					15.00%
PRC Corporate Income Tax | Western region of China | Chengdu Information
Taxation
Applicable tax rate (as a percent)		15.00%	15.00%
PRC Corporate Income Tax | High new tech enterprises
Taxation
Applicable tax rate (as a percent)	15.00%
Qualification effective period expired						3 years
Number of entities that reapplied for High New Tech Enterprises qualification and got approval | item				4
PRC Corporate Income Tax | High new tech enterprises | Ctrip Computer Technology
Taxation
Applicable tax rate (as a percent)	15.00%
PRC Corporate Income Tax | High new tech enterprises | Ctrip Travel Information
Taxation
Applicable tax rate (as a percent)	15.00%
PRC Corporate Income Tax | High new tech enterprises | Ctrip Travel Network
Taxation
Applicable tax rate (as a percent)	15.00%
PRC Corporate Income Tax | High new tech enterprises | Software Hotel Information
Taxation
Applicable tax rate (as a percent)	15.00%
PRC Corporate Income Tax | Tax Period 2013 To 2016 | Western region of China | Chengdu Information
Taxation
Applicable tax rate approved (as a percent)	15.00%